Acquisitions - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Goodwill that is expected to be deductible for tax purposes	£ 61.9	£ 42.7